EQUITY - Number and weighted average exercise prices ("WAEP") of, and movements in, share options (Details)	12 Months Ended
	Dec. 31, 2022 item SFr / shares	Dec. 31, 2021 item SFr / shares
No. of options
Outstanding at the beginning of the year | item	835,055	421,997
Granted during the year | item	210,000	664,000
Forfeited during the year | item	(7,500)	(163,000)
Exercised during the year | item	(36,125)	(87,942)
Outstanding at the end of the year | item	1,001,430	835,055
Exercisable at the end of the year | item	454,480	146,088
WAEP
Outstanding at the beginning of the year	SFr 10.12	SFr 6.10
Granted during the year	18.31	11.91
Forfeited during the year	19.33	8.93
Exercised during the year	7.94	6.57
Outstanding at the end of the year	11.85	10.12
Exercisable at the end of the year	9.42	SFr 6.52
Weighted average share price at the date of exercise of options	SFr 16.85
Weighted average remaining contractual life for the share options outstanding	4 years 2 months 4 days	4 years 9 months 29 days